THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / NOVEMBER 30, 2022 (SHOWING PERCENTAGE OF NET ASSETS) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 88.1%
COMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 2.1%
Chunghwa Telecom Co. Ltd.	1,285,000	$4,729,969

Wireless Telecommunication Services — 2.1%
Far EasTone Telecommunications Co. Ltd.	1,639,000	3,619,039
Taiwan Mobile Co. Ltd.	373,000	1,155,348
		4,774,387
TOTAL COMMUNICATION SERVICES		9,504,356

CONSUMER DISCRETIONARY — 5.5%
Household Durables — 0.7%
Nien Made Enterprise Co. Ltd.	160,000	1,518,940

Leisure Products — 0.5%
Merida Industry Co. Ltd.	198,000	1,198,295

Textiles, Apparel & Luxury Goods — 4.3%
Eclat Textile Co. Ltd.	241,000	3,621,106
Feng TAY Enterprise Co. Ltd.	290,000	1,772,145
Fulgent Sun International Holding Co. Ltd.	505,000	2,493,753
Makalot Industrial Co. Ltd.	196,000	1,492,176
Taiwan Paiho Ltd.	100,000	179,568
		9,558,748
TOTAL CONSUMER DISCRETIONARY		12,275,983

CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.6%
President Chain Store Corp.	155,000	1,370,292
TOTAL CONSUMER STAPLES		1,370,292

FINANCIALS — 1.3%
Diversified Financial Services — 1.3%
Chailease Holding Co. Ltd.	460,000	3,036,176
TOTAL FINANCIALS		3,036,176

INDUSTRIALS — 3.5%
Electrical Equipment — 3.5%
Advanced Energy Solution Holding Co. Ltd.	290,000	7,771,656
TOTAL INDUSTRIALS		7,771,656

INFORMATION TECHNOLOGY — 72.5%
Communications Equipment — 1.6%
Accton Technology Corp.	407,000	3,621,594

Electronic Equipment, Instruments & Components — 17.4%
Delta Electronics, Inc.	945,000	9,344,832
E Ink Holdings, Inc.	691,000	4,143,322
Genius Electronic Optical Co. Ltd.	181,000	2,352,243
Gold Circuit Electronics Ltd.	1,772,100	5,671,685
Hon Hai Precision Industry Co. Ltd.	916,000	2,999,246
Lotes Co. Ltd.	203,000	5,749,252
Nan Ya Printed Circuit Board Corp.	387,000	3,465,426
Tong Hsing Electronic Industries Ltd.	389,000	2,489,366
Unimicron Technology Corp.	566,000	2,913,737
		39,129,109

Semiconductors & Semiconductor Equipment — 48.8%
Alchip Technologies Ltd.	215,000	6,605,546
ASPEED Technology, Inc.	95,000	6,605,517
eMemory Technology, Inc.	185,000	9,028,736
Global Unichip Corp.	322,000	7,791,738
Globalwafers Co. Ltd.	78,000	1,211,305
Jentech Precision Industrial Co. Ltd.	240,000	2,994,209
M31 Technology Corp.	83,000	1,391,434
MediaTek, Inc.	202,000	4,881,088
Nuvoton Technology Corp.	1,950,000	7,820,213
Parade Technologies Ltd.	45,000	1,180,987
Realtek Semiconductor Corp.	282,000	2,931,656
SDI Corp.	934,000	3,213,881
Taiwan Semiconductor Manufacturing Co. Ltd.	3,367,000	54,073,511
		109,729,821

Technology Hardware, Storage & Peripherals — 4.7%
Asia Vital Components Co. Ltd.	1,406,000	5,238,155
Gigabyte Technology Co. Ltd.	481,000	1,714,305
Wiwynn Corp.	125,000	3,607,240
		10,559,700
TOTAL INFORMATION TECHNOLOGY		163,040,224

MATERIALS — 0.5%
Chemicals — 0.5%
Swancor Holding Co. Ltd.	323,000	1,036,664
TOTAL MATERIALS		1,036,664

TOTAL COMMON STOCKS (Cost — $166,346,906)		198,035,351
TOTAL INVESTMENTS — 88.1% (Cost — $166,346,906)		198,035,351
OTHER ASSETS AND LIABILITIES, NET—11.9%		26,720,214
NET ASSETS—100.0%		$224,755,565

Legend:
US $ – United States dollar

1